T:\ccunning\gib\secdoc\497j
           Prudential Investments Fund Management LLC
                      100 Mulberry Street
                 Gateway Center Three, 9th Floor
                  Newark, New Jersey 07102-3777



                                        May 6, 1999



U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

     RE:  Prudential's Gibraltar Fund, Inc. (the "Fund")
          Registration Nos. 2-32685
                    811-01660

Dear Sir/Madam:

       Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Fund does not differ from that contained in Post-Effective Amendment No. 42 to the Fund's registration statement. Post-Effective Amendment No. 42 to the Fund's registration statement was filed electronically via EDGAR on April 28, 1999.

      Please call the undersigned at (973) 367-1496 with any questions you may have.


                                        Very truly yours,


                                        /s/ Caren Cunningham
                                        Caren Cunningham
                                        Assistant General Counsel